Income Tax (Details) - Schedule of Company's net deferred tax assets - Growth Capital Acquisition Corp. [Member] - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deferred tax asset
Net operating loss carryforwards	$ 57,578	$ 39,150
Total deferred tax asset	57,578	39,150
Valuation allowance	(57,578)	$ (39,150)
Deferred tax asset, net of allowance